CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows used in operating activities:
Net income (loss)	$ 726	$ (1,420)	$ (5,987)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	87	108	119
Share-based compensation	579	499	672
Increase (decrease) in severance pay, net	(7)	(19)	10
Decrease (increase) in trade receivables net of allowance for doubtful accounts	61	(2,716)	2,080
Decrease in other current assets	804	348	767
Decrease (increase) in inventories	1,379	2,131	(222)
Increase (decrease) in trade payables	(705)	348	(775)
Increase (decrease) in employees and payroll accrued	276	123	(88)
Increase (decrease) in other accounts payable and accrued expenses	584	(9)	(131)
Interest and linkage on short-term loan and restricted cash	(4)	8	12
Increase (decrease) in deferred revenue and advances from customers	(394)	(1,531)	1,082
Net cash provided (used) in operating activities	3,386	(2,130)	(2,461)
Cash flows used in investing activities:
Investment in Restricted bank deposits		(38)	(1,437)
Maturity of Restricted bank deposits	1,477
Purchase of property and equipment	(65)	(88)	(66)
Net cash provided (used) in investing activities	1,412	(126)	(1,503)
Cash flows from financing activities:
Receipts (repayment) of short-term bank credit, net	(629)	(429)	1,058
Receipts (repayment) of short-term loan (includes $750 from related party)		(1,550)	1,500
Proceeds from issuance of shares and warrants , net of issuance expenses of $ 35 (private placement)		3,424
Exercise of warrants	21	256
Exercise of options	1,694	226	45
Net cash provided by financing activities	1,086	1,927	2,603
Foreign currency translation adjustments on cash and cash equivalents	(221)	40	(66)
Increase in cash and cash equivalents	5,663	(289)	(1,427)
Cash and cash equivalents at beginning of year	1,185	1,474	2,901
Cash and cash equivalents at end of year	6,848	1,185	1,474
Non-cash investing activities:
Purchase of property and equipment on credit	4	30	19
Inventory transferred to be used as property and equipment			4
Cash paid during the year for:
Interest	13	43	6
Taxes on income	$ 180		$ 120